Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of basic and diluted earning per share

	2022	2021	2020
		Note 2	Note 2
Basic numerator
Net income (loss) allocated to controlling shareholder – continuing operations	(863)	158	322
Net income (loss) allocated to controlling shareholder - discontinued operations	691	644	1,857
Net income allocated to controlling shareholder	(172)	802	2,179

Basic denominator (millions of shares)
Weighted average of shares	269	269	268

Basic earnings (loss) per share (R$) – continuing operations	(3.20372)	0.58803	1.20182
Basic earnings (loss) per share (R$) – discontinued operations	2.56521	2.39678	6.93101
Basic earnings per share (R$) – total	(0.63851)	2.98481	8.13283

Diluted numerator
Net income (loss) allocated to ordinary controlling shareholders – continuing operations	(863)	158	322
Net income (loss) allocated to ordinary controlling shareholders - discontinued operations	691	644	1,857
Net income allocated to ordinary controlling shareholders	(172)	802	2,179

Diluted denominator
Weighted average of outstanding shares (in millions)	269	269	268
Stock option (in millions)	-	-	1
Diluted weighted average of outstanding shares (millions)	269	269	269

Diluted earnings (loss) per share (R$) – continuing operations	(3.20372)	0.58716	1.20008
Diluted earnings (loss) per share (R$) – discontinued operations	2.56521	2.39324	6.92096
Diluted earnings per share (R$) – total	(0.63851)	2.98040	8.12104